STOCK OPTION RESERVE (Details 1) - shares	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
P B I Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	1,963,420	1,151,400
Granted		65,900
Expired or forfeited
Balance, end of period	1,963,420	1,217,300
Exercisable, end of period	773,988	419,705
I O X Option Plan And Subsidiary Plan [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period		1,275
Granted
Expired or forfeited		(1,275)
Balance, end of period
Exercisable, end of period